Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001806904
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-39833
Entity Registrant Name	EZGO Technologies Ltd.
Amendment Description	This report on Form 6-K/A (this “Amendment”) filed by EZGO Technologies Ltd. (the “Company”) amends the Company’s report on Form 6-K (the “(the “Original Form 6-K”), which included the Company’s unaudited Condensed Consolidated Interim Financial Statements as of, and for the six-month ended March 31, 2025 and 2024, filed with the U.S. Securities and Exchange Commission on June 30, 2025.The Company is furnishing this Amendment in order to amend certain the following information: -To amend the title of Exhibit 99.1, -To amend the sections titled “Liquidity and Capital Resources,” “Cash Flows,” “Tabular Disclosure of Contractual Obligations - Recent accounting standards” in Exhibit 99. 1, -To amend the Unaudited Interim Condensed Consolidated Statements Of Cash Flows and footnotes 2, 10, 17 and 19 in Exhibit 99.2, and -To include the press release titled “EZGO Announces Financial Results For The Six Months Ended March 31, 2025” as Exhibit 99.3. No other portion of the Original Form 6-K is being amended hereby.
Amendment Flag	true
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30